Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 7,791	$ 17,168	$ (273)
State					733	1,264	184
Foreign					9,518	15,176	27,610
Deferred:
Federal					15,612	(46,694)	(3,981)
State					4,296	1,864	1,459
Foreign					(4,071)	(3,545)	1,214
Total income tax expense (benefit)	$ 9,112	$ 6,695	$ 18,841	$ 31,155	$ 33,879	$ (14,767)	$ 26,213